Property and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 13, 2019	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		$ 30,436	$ 30,996
Additions		4,171	8,276
Property, plant and equipment recognised as of acquisition date		26
Disposals, net		(7,006)	(104)
Amortization		(8,331)	(8,828)
Foreign exchange differences		56	96
Net book value		19,352	30,436
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		66,569
Net book value		63,491	66,569
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(36,517)
Net book value		(44,579)	(36,517)
Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		384
Net book value		440	384
Land
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		4,276	4,276
Additions		0	0
Property, plant and equipment recognised as of acquisition date		0
Disposals, net	$ 4,276	(4,276)	0
Amortization		0	0
Foreign exchange differences		0	0
Net book value		0	4,276
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		4,276
Net book value		0	4,276
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		0
Net book value		0	0
Land | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		0
Net book value		0	0
Building
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		1,933	1,938
Additions		0	73
Property, plant and equipment recognised as of acquisition date		0
Disposals, net	1,874	(1,874)	0
Amortization		(59)	(78)
Foreign exchange differences		0	0
Net book value		0	1,933
Building | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		2,143
Net book value		0	2,143
Building | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(210)
Net book value		0	(210)
Building | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		0
Net book value		0	0
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		1,723	2,111
Additions		52	349
Property, plant and equipment recognised as of acquisition date		0
Disposals, net		(148)	0
Amortization		(381)	(738)
Foreign exchange differences		0	1
Net book value		1,246	1,723
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		6,630
Net book value		6,534	6,630
Furniture, fixtures and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(4,916)
Net book value		(5,297)	(4,916)
Furniture, fixtures and equipment | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		9
Net book value		9	9
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		2,114	2,325
Additions		877	852
Property, plant and equipment recognised as of acquisition date		26
Disposals, net		(699)	0
Amortization		(965)	(1,147)
Foreign exchange differences		56	84
Net book value		1,409	2,114
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		13,388
Net book value		13,592	13,388
Computer equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(11,566)
Net book value		(12,531)	(11,566)
Computer equipment | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		292
Net book value		348	292
Post-production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		9,436	8,288
Additions		2,190	6,055
Property, plant and equipment recognised as of acquisition date		0
Disposals, net		0	0
Amortization		(4,527)	(4,907)
Foreign exchange differences		0	0
Net book value		7,099	9,436
Post-production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		20,021
Net book value		22,211	20,021
Post-production equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(10,585)
Net book value		(15,112)	(10,585)
Post-production equipment | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		0
Net book value		0	0
Computer software
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		807	896
Additions		1,050	331
Property, plant and equipment recognised as of acquisition date		0
Disposals, net		0	0
Amortization		(933)	(429)
Foreign exchange differences		0	9
Net book value		924	807
Computer software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		5,227
Net book value		6,277	5,227
Computer software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(4,485)
Net book value		(5,418)	(4,485)
Computer software | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		65
Net book value		65	65
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		10,147	11,162
Additions		2	616
Property, plant and equipment recognised as of acquisition date		0
Disposals, net		(9)	(104)
Amortization		(1,466)	(1,529)
Foreign exchange differences		0	2
Net book value		8,674	10,147
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		14,884
Net book value		14,877	14,884
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		(4,755)
Net book value		(6,221)	(4,755)
Leasehold improvements | Foreign exchange
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		18
Net book value		18	18
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Disposals, net	5,084
Proceeds from sales of land and buildings	(12,000)
Disposals of property, net of accumulated amortization	$ (444)
Property, plant and equipment subject to operating leases | Leased Post-production Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		8,017
Net book value		6,172	8,017
Property, plant and equipment subject to operating leases | Computer software
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		740
Net book value		$ 655	$ 740